Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Schedule of Long Term Debt

As at December 31,	Notes	US$ Principal Amount	2017	2016

Revolving Term Debt (1)	A	-	-	-
Asset Sale Bridge Credit Facility	B	-	-	-
U.S. Dollar Denominated Unsecured Notes	C	7,650	9,597	6,378
Total Debt Principal			9,597	6,378
Debt Discounts and Transaction Costs			(84)	(46)
Long-Term Debt			9,513	6,332
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

Schedule Of Unsecured Notes Explanatory

Unsecured notes are composed of:

	US$ Principal Amount
As at December 31,		2017	2016

5.70% due October 15, 2019	1,300	1,631	1,746
3.00% due August 15, 2022	500	627	671
3.80% due September 15, 2023	450	565	604
4.25% due April 15, 2027	1,200	1,505	-
5.25% due June 15, 2037	700	878	-
6.75% due November 15, 2039	1,400	1,756	1,880
4.45% due September 15, 2042	750	941	1,007
5.20% due September 15, 2043	350	439	470
5.40% due June 15, 2047	1,000	1,255	-
	7,650	9,597	6,378

Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of Mandatory Debt Payments

	US$ Principal Amount	Total C$ Equivalent

2018	-	-
2019	1,300	1,631
2020	-	-
2021	-	-
2022	500	627
Thereafter	5,850	7,339
	7,650	9,597